PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.8%
Municipal Bonds 96.8%
Alabama 3.1%
Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,265	$1,409,559
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	7,815	7,674,390
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	2,895	2,767,746
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	5,000	5,180,948
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	2,285	2,244,922
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	991,821
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	505,820
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	507,719

Mobile Indl. Dev. Brd. Rev., Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	953,117
Selma Indl. Dev. Brd. Rev., Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,490,191
Southeast Alabama Gas Sply. Dist. Rev., Proj. No. 2, Series A (Mandatory put date 06/01/24)	4.000(cc)	06/01/49	1,365	1,358,947
Southeast Energy Auth. Cooperative Dist. Rev., Proj. No. 5, Series A (Mandatory put date 07/01/29)	5.250(cc)	01/01/54	2,500	2,623,382
				27,708,562
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	2,783,680
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,704,165

Alaska Muni. Bond Bank Auth. Rev., Rfdg.	5.000	12/01/26	1,350	1,429,640
Northern Tob. Secur. Corp. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	1,000	1,070,765
				6,988,250
Arizona 2.5%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B	4.278(cc)	01/01/37	2,280	2,033,970

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp. Proj., Series A, Rfdg.	5.000%	02/01/28	1,000	$1,075,717
Phoenix Children’s Hosp., Series A	5.000	02/01/29	650	712,236
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	333,312

Chandler Indl. Dev. Auth. Rev., Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,041,686
Maricopa Cnty. Indl. Dev. Auth. Rev., Banner Hlth., Series A	5.000	01/01/41	1,140	1,179,673
Maricopa Cnty. Spl. Healthcare Dist., Series D, GO	5.000	07/01/28	850	928,028
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,138,790
Jr. Lien, Series B, AMT	5.000	07/01/49	1,630	1,664,554
Series A, AMT	5.000	07/01/47	2,000	2,041,410
Sr. Lien, AMT	5.000	07/01/48	2,000	2,047,646
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,201,001

Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev., Forward Delivery Salt River Proj., Series A, Rfdg.	5.000	01/01/27	1,200	1,285,696
Salt Verde Finl. Corp. Rev.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,685	2,813,098
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,229,511
				22,726,328
Arkansas 0.3%
Fayetteville Sales & Use Tax Rev., Sales & Use Tax	2.875	11/01/32	3,000	2,907,408
California 4.3%
Anaheim Pub. Fing. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	2,675	2,724,470
California Ed. Facs. Auth. Rev., Stanford Univ., Series U-6	5.000	05/01/45	1,135	1,329,613
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,019,585
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	1,000	1,065,352
Wste. Mgmt., Inc., Rmkt., Series A, AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	982,577
California St.,
GO	5.000	03/01/45	3,000	3,073,393

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California St., (cont’d.)
GO, Rfdg.	4.000%	09/01/26	3,000	$3,096,787
GO, Rfdg.	5.000	10/01/27	750	812,947
GO, Rfdg.	5.000	08/01/45	500	514,835
GO, Rfdg.	5.000	08/01/46	1,500	1,563,661
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,109,691

Golden St. Tob. Secur. Corp. Rev., Series A-1, Rfdg. (Pre-refunded date 06/01/27)(ee)	5.000	06/01/28	3,255	3,534,295
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,300	1,377,035
Series A	5.500	11/15/37	1,000	1,085,056
Los Angeles Calif. Dept. Arpts. Rev.,
Sr. Series C, AMT	5.000	05/15/28	1,075	1,151,262
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,033,755

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series B	5.000	07/01/34	2,500	2,503,899
M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	2,000	2,370,855
Pittsburg Redev. Agcy., Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.800(t)	08/01/25	2,000	1,843,178
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/38	1,000	1,001,027
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,001,349

San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,001,277
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	800	817,433
				39,013,332
Colorado 4.7%
Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/27	1,725	1,819,187
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/29	2,070	2,233,858
Commonspirit Hlth., Series A, Rfdg.	5.000	08/01/34	2,500	2,676,823
Commonspirit Hlth., Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,545,720
Intermountain Healthcare, Series C, Rfdg. (Mandatory put date 08/15/28)	5.000(cc)	05/15/62	3,100	3,385,860

Colorado Springs Co. Util. Sys. Rev., Series A-4	5.000	11/15/43	3,080	3,274,600

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Colorado St., COP	6.000%	12/15/41	4,000	$4,736,717
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	1,055	1,114,479
Series A, Rfdg., AMT	5.000	11/15/29	3,000	3,241,547
Series A, Rfdg., AMT	5.500	11/15/40	3,750	4,194,726
Sub. Sys., Series A, AMT	5.500	11/15/26	1,650	1,661,977
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,433,523
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,052,109
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,115,169
E-470 Pub. Hwy. Auth. Rev.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	1,160	1,249,428
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,275	1,396,520
Sr. Series B, NATL	3.368(t)	09/01/25	2,000	1,855,038
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/28	400	423,616
Denver Transit Partners Eagle P3 Proj., Series A, Rfdg.	5.000	07/15/29	400	427,775
				42,838,672
Connecticut 1.0%
Connecticut St., Series B, GO, Rfdg.	5.000	05/15/25	2,120	2,189,380
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Rmkt., Series 2015-A, Rfdg. (Mandatory put date 07/12/24)	0.375(cc)	07/01/35	1,000	970,054
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	2,310	2,238,888
Connecticut St. Spl. Tax Rev.,
Series B	5.000	10/01/37	1,030	1,107,118
Trans. Infrast., Series A	5.000	01/01/38	2,195	2,336,062
				8,841,502
District of Columbia 2.3%
Dist. of Columbia Rev.,
Dist. of Columbia Int’l. Sch.	5.000	07/01/49	1,275	1,238,384
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,400,730
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	851,663

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)
Dist. of Columbia Rev., (cont’d.)
KIPP Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000%	07/01/48	725	$726,418
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,262,158
Series A, GO, Rfdg.	5.000	10/15/38	3,000	3,254,606
Series C, Rfdg.	5.000	12/01/28	1,500	1,668,101

Dist. of Columbia Wtr. & Swr. Auth. Rev., Sub. Lien, Series A, Rfdg.	5.000	10/01/39	1,710	1,782,319
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev., Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,045,879
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,618,415
Rfdg., AMT	5.000	10/01/26	3,860	4,005,297
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,008,478
				20,862,448
Florida 6.8%
Brevard Cnty. Hlth. Facs. Auth. Rev., Hlth. First Oblig. Grp., Series A, Rfdg.	5.000	04/01/47	445	462,358
Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000	10/01/45	3,000	3,027,170
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,505,983
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,139,421
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	1,952,067
Sr. Lien, Rfdg.	5.000	07/01/38	2,500	2,621,416
Sr. Lien, Series D	5.000	07/01/29	780	866,789

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	770	789,274
Florida Dev. Fin. Corp. Rev.,
Mater Academy Proj., Series A	5.000	06/15/56	500	469,589
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	574,861
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,250	1,276,840
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,420	1,473,039
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,158,086
Series A, AMT	5.000	10/01/28	1,500	1,594,242
Series A, AMT	5.000	10/01/54	1,500	1,538,632

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT (Pre-refunded date 10/01/23)(ee)	5.000%	10/01/25	1,270	$1,274,036
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	4,601,421

JEA Elec. Sys. Rev., Sub. Series A, Rfdg.	5.000	10/01/28	7,000	7,632,002
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,560	1,495,021
Lee Cnty. Arpt. Rev., Series A, Rfdg., AMT	5.000	10/01/28	3,000	3,186,916
Miami Beach Redev. Agcy., Tax Incr. Rev. City Ctr., Tax Alloc. Rfdg., AGM	5.000	02/01/44	1,500	1,509,006
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Sub. Series	5.000	10/01/27	2,215	2,398,323
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series B, Rfdg.	5.000	10/01/26	2,275	2,383,746
Orlando Hlth., Inc., Series A, Rfdg.	5.000	10/01/33	1,510	1,590,767
Orlando Hlth., Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,020,612

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	3,475	2,978,980
Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	511,680
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	5.000	07/01/28	1,160	1,229,572
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,075	1,099,092
Village CDD No. 6,
Spl. Assmt., Rfdg.	4.000	05/01/27	300	304,688
Spl. Assmt., Rfdg.	4.000	05/01/28	315	319,294
Spl. Assmt., Rfdg.	4.000	05/01/29	330	335,170
Village CDD No. 13,
Spl. Assmt.	3.375	05/01/34	475	416,329
Spl. Assmt., 144A	2.625	05/01/30	975	846,175
				61,582,597
Georgia 3.7%
Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/28	3,000	3,183,361
Series B, Rfdg., AMT	5.000	07/01/29	830	887,369
Series B, Rfdg., AMT	5.000	07/01/30	3,500	3,792,759

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
Georgia Ports Auth. Rev.,
Arpt. & Marina Imps.	5.000%	07/01/29	1,250	$1,394,923
Arpt. & Marina Imps.	5.250	07/01/43	2,500	2,802,690
Main Street Natural Gas, Inc. Rev.,
Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,988,178
Series B (Mandatory put date 03/01/30)	5.000(cc)	07/01/53	2,000	2,105,938
Series B (Mandatory put date 12/01/24)	4.000(cc)	08/01/49	1,420	1,412,945
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	5,000	4,910,264
Series C (Mandatory put date 12/01/28)	4.000(cc)	05/01/52	1,000	977,438
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,240	3,239,268

Monroe Cnty. Dev. Auth. Rev., GA Pwr. Co. Plant Scherer Proj. No. 1	2.250	07/01/25	1,000	951,780
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	2,050	2,053,821
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,469,688

Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	2,120	2,145,887
				33,316,309
Hawaii 0.9%
Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,007,107
Series A, AMT	5.000	07/01/48	3,000	3,087,716
Series A, AMT	5.000	07/01/51	1,500	1,552,124

Hawaii St. Dept. Budget & Fin. Rev., Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,564,272
				8,211,219
Idaho 0.3%
Idaho Hsg. & Fin. Association Rev., Series A	5.250	08/15/48	2,000	2,223,982
Illinois 11.3%
Chicago,
Chicago Works, Series A, GO	5.500	01/01/41	1,000	1,042,742
Series B-Exchange, GO, Rfdg.	4.000	01/01/28	1,855	1,842,931
Series C, GO, Rfdg.	5.000	01/01/24	340	340,898

Chicago Brd. of Ed. Rev., Spl. Tax	5.000	04/01/46	1,000	1,005,327

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev.,
Series A, Rfdg., AMT	5.000%	01/01/33	1,310	$1,327,952
Series B, Rfdg.	5.000	01/01/32	1,500	1,541,155
Sr. Lien, Series D	5.250	01/01/42	2,000	2,082,940

Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,070,610
Chicago Wstewtr. Transmn. Rev.,
2nd Lien	5.000	01/01/39	2,550	2,561,758
2nd Lien Series C, Rmkt., Rfdg.	5.000	01/01/29	5	5,092
2nd Lien Series C, Rmkt., Rfdg. (Pre-refunded date 01/01/25)(ee)	5.000	01/01/29	350	359,165
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	2,450	2,499,483
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,021,330
2nd Lien, Series A	5.000	01/01/47	1,000	1,009,927
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,325,211
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,506,044
2nd Lien, Series A-1	5.000	11/01/27	510	536,444
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,577,905
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/33	4,000	4,246,896
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,015,277

Cook Cnty., Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,139,358
Cook Cnty. Sales Tax Rev., Series A, Rfdg.	5.250	11/15/45	2,000	2,144,691
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,588,120
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,219,545
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,232,351
Univ. of Chicago, Series A, Rfdg.	5.000	10/01/25	1,505	1,568,646
Illinois St.,
GO	5.000	02/01/24	1,195	1,205,724
GO	5.000	11/01/30	500	520,487
GO	5.000	04/01/31	1,000	1,009,022
GO	5.250	02/01/29	2,000	2,016,415
GO, Rfdg.	5.000	02/01/25	1,380	1,413,141
Series A, GO	5.000	12/01/39	2,500	2,555,831
Series A, GO, Rfdg.	5.000	10/01/28	750	813,189
Series C, GO	5.000	11/01/29	1,100	1,171,674
Series D, GO	5.000	11/01/23	3,730	3,750,111
Series D, GO	5.000	11/01/27	2,340	2,498,218

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series D, GO, Rfdg.	5.000%	07/01/24	1,225	$1,242,753
Series D, GO, Rfdg.	5.000	07/01/36	1,225	1,308,252
Illinois St. Sales Tax Rev.,
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/27	3,000	3,133,060
Jr. Oblig. Build Illiois Bonds, Series C, Rfdg.	5.000	06/15/28	1,650	1,742,782
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,128,360
Series C	5.000	01/01/39	2,000	2,046,424
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,455	3,888,298
Sr. Series A	5.250	01/01/43	1,500	1,659,044
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	4.240(t)	12/15/34	10,000	6,161,654
McCormick Place Expansion, Series A, CABS, NATL	4.587(t)	06/15/37	7,500	3,967,127
Railsplitter Tob. Settlement Auth. Rev.,
Tob. Set. Funded	5.000	06/01/24	1,605	1,629,967
Tob. Set. Funded	5.000	06/01/27	3,160	3,317,901
Tob. Set. Funded	5.000	06/01/28	1,100	1,154,554

Regl. Trans. Auth. Rev., Series A	4.000	06/01/37	3,605	3,611,193
Sales Tax Secur. Corp. Rev.,
2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,334,378
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,630,430
Sr. Series D(hh)	5.000	01/01/35	600	657,275
Sr. Series D(hh)	5.000	01/01/36	550	593,469

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	961,360
				102,933,891
Indiana 0.6%
Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,280	2,361,738
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg., AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	563,469

Whiting Rev., BP Products North America, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,063,470
				4,988,677

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Kansas 0.2%
Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev., Impvt., Series A	5.000%	09/01/45	2,170	$2,205,411
Kentucky 2.7%
Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,465	3,455,532
Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	8,150	8,069,878
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,334,159
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,930	5,806,178
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	992,028
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,322,472

Trimble Cnty. Elec. Pwr. & Lt. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	1,915,666
				24,895,913
Louisiana 0.6%
Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	10,346
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,005,423
Tulane Univ. of Louisiana Proj., Series A, Rfdg.	5.000	10/15/48	1,000	1,066,139
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,100,560

Louisiana St. Hwy. Impt. Rev., Series A (Pre-refunded date 06/15/24)(ee)	5.000	06/15/34	1,250	1,270,154
				5,452,622
Maine 0.3%
Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	1,200	1,267,865
Maine Hlth., Series A	5.000	07/01/28	1,140	1,220,650
				2,488,515
Maryland 0.1%
Maryland St. Dept. of Trans. Rev., Series 2022B, Rfdg.	5.000	12/01/28	1,000	1,108,738

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts 0.4%
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Series M, Rfdg.	5.500%	02/15/28	3,000	$3,305,021
Massachusetts St. Port Auth. Rev., Series A, Rfdg., AMT	5.000	07/01/27	320	338,119
				3,643,140
Michigan 2.0%
Michigan Fin. Auth. Rev.,
Beaumont-Spectrum Consolidation, Series A, Rfdg.	5.000	04/15/29	1,000	1,100,410
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,500	1,601,511
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,081,723
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,433,966
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	2,988,206
Michigan St. Univ. Rev.,
Series A, Rfdg.	5.000	02/15/24	3,500	3,539,297
Series A, Rfdg.	5.000	02/15/32	1,500	1,745,666
Series A, Rfdg.	5.000	08/15/39	2,000	2,226,385

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,501,394
				18,218,558
Minnesota 0.9%
Dakota Cnty. Cmnty. Dev. Agcy. Rev., Ree Aster House Apts. Proj. Rmkt.(hh)	4.125	06/01/24	4,500	4,494,565
Minneapolis Rev., Allina Hlth. Sys., Series B (Mandatory put date 11/15/30)	5.000(cc)	11/15/53	1,000	1,112,367
Minneapolis St. Paul Metropolitan Arpt. Commn. Rev., Sub. Series B, Rfdg., AMT	5.000	01/01/33	2,325	2,497,562
				8,104,494
Mississippi 0.1%
Mississippi Bus. Fin. Corp. Rev., Poll. Ctrl., Rfdg.	3.200	09/01/28	500	481,960
Missouri 1.1%
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,519,149

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri (cont’d.)
Missouri St. Hlth. & Edl. Facs. Auth. Rev., (cont’d.)
BJC Hlth. Sys., Series A	5.000%	05/01/30	2,150	$2,401,098
Series C, Rfdg. (Mandatory put date 05/01/28)	5.000(cc)	05/01/52	4,000	4,333,085
				10,253,332
Nebraska 0.6%
Central Plns. Energy. Proj. Rev., Proj. No. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,459,264
Douglas Cnty. Hosp. Auth. No. 2 Rev., Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,309,603
				5,768,867
New Jersey 7.6%
Camden Cnty. Impvt. Auth. Rev., Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,502,611
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT (Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,065,965
American Wtr. Co., Inc., Series B, Rfdg., AMT (Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	1,000,000
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT (Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	534,572
Sch. Facs. Construction	5.000	06/15/29	1,500	1,629,839
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,134,919

New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,521,779
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,561,026
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,070,275
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,621,514
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,000,636
New Jersey Higher Ed. Student Assistance Auth. Rev.,
Sr. Series A, Rfdg.	5.000	12/01/25	550	564,386
Sr. Series A, Rfdg.	5.000	12/01/26	700	727,514

New Jersey St. Sales Tax, Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	3,455	3,835,570
New Jersey Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,531,857
Series A	5.000	01/01/48	2,155	2,256,168
Series A, Rfdg.	5.000	01/01/35	1,000	1,046,088

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Tpke. Auth. Rev., (cont’d.)
Series B	5.250%	01/01/52	2,000	$2,185,419
Series B, Rfdg.	5.000	01/01/27	2,215	2,354,774
Series E, Rfdg.	5.000	01/01/32	4,110	4,453,376
New Jersey Trans. Tr. Fd. Auth. Rev.,
Series AA, Rfdg.	5.000	06/15/27	1,200	1,268,716
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,300	1,397,712
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	4,085	4,409,972
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,317,829
Trans. Sys., Series A, Rfdg.(hh)	5.250	06/15/41	2,000	2,184,874
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	4,020	4,055,519
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,555	2,604,617
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,305	1,305,000
Series A, Rfdg.	5.000	06/01/25	2,345	2,406,457
Series A, Rfdg.	5.000	06/01/27	2,830	2,981,790
Series A, Rfdg.	5.000	06/01/28	3,395	3,619,118
Series A, Rfdg.	5.000	06/01/29	3,030	3,228,926
Series A, Rfdg.	5.000	06/01/30	1,650	1,754,895
Series A, Rfdg.	5.000	06/01/37	2,000	2,073,926
				69,207,639
New Mexico 0.5%
Farmington Rev.,
4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,304,651
Pub. Svcs. Co. of San Juan, Series C, Rfdg. (Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	2,904,427
				4,209,078
New York 5.4%
Long Island Pwr. Auth. Rev.,
Notes	1.000	09/01/25	4,100	3,872,344
Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	3,000	2,820,172

Nassau Cnty. Local Econ. Assistance Corp. Rev., Roosevelt Children Academy Chart. Sch. Proj., Series A	5.000	07/01/55	1,000	980,209
New York, Fiscal 2015, Rmkt., Sub-Series F-4, GO (Mandatory put date 12/01/25)	5.000(cc)	06/01/44	2,000	2,069,923
New York City Muni. Wtr. Fin. Auth. Rev.,
2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,076,203

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Muni. Wtr. Fin. Auth. Rev., (cont’d.)
Sub. Series CC-2	5.000%	06/15/28	2,330	$2,487,318
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Fiscal 2015, Series E-1	5.000	02/01/41	3,300	3,365,941
Sub. Series A-2	5.000	08/01/38	2,000	2,112,558
Sub. Series F-1	5.000	02/01/51	1,850	1,990,581

New York Liberty Dev. Corp. Rev., Series 1WTC, Rfdg.	4.000	02/15/43	2,500	2,381,221
New York St. Dorm. Auth. Rev.,
Columbia Univ., Series A, Rfdg.(hh)	5.000	10/01/33	1,500	1,821,298
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,049,786
Series A, Rfdg.	5.250	03/15/37	1,000	1,092,013

New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fing., Series B, ETM(ee)	5.500	10/15/23	3,190	3,213,899
New York St. Urban Dev. Corp. Rev.,
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 1	5.000	03/15/42	2,255	2,392,644
St. Personal Income Tax Gen. Purp., Series A, Bidding Grp. 2	5.000	03/15/43	3,090	3,272,888
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	813,515
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	996,487
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,601,900
Series 226, Rfdg., AMT	5.000	10/15/27	975	1,032,182
Triborough Bridge & Tunnel Auth. Rev.,
Green Bonds, Series E-2B, Rfdg.	5.000	11/15/27	1,500	1,625,549
Series A-2, Rfdg. (Mandatory put date 05/15/28)	2.000(cc)	05/15/45	2,000	1,858,963

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	2,000	2,027,152
Utility Debt Secur. Auth. Rev., Restructuring Bonds, Series TE-1, Rfdg.	5.000	06/15/28	3,000	3,192,645
				49,147,391

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
North Carolina 0.6%
Charlotte Mecklenburg Hosp. Auth. Rev., Atrium Hlth. Oblig. Grp., Series C (Mandatory put date 12/01/28)	5.000%(cc)	01/15/50	1,100	$1,198,476
North Carolina Tpke. Auth. Rev., BANS, ETM(ee)	5.000	02/01/24	4,500	4,546,635
				5,745,111
North Dakota 0.1%
Cass Cnty. Joint Wtr. Resource Dist., Series A, GO	0.480	05/01/24	1,000	965,872
Ohio 4.4%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	485,325
Allen Cnty. Hosp. Facs. Rev., Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,223,256
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/29	8,005	8,495,242
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/32	3,480	3,704,238
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,238,381
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	4,611,296

Lancaster Port Auth. Rev., Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,345	1,359,339
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	434,495
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT (Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,441,180
Ohio Vlly. Elec. Corp. Proj., Rmkt., Series B (Mandatory put date 11/01/24)	1.375(cc)	02/01/26	750	709,381

Ohio St., Common Sch. Series C, GO, Rfdg.	5.000	03/15/27	1,000	1,072,899
Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys., Series A, Rfdg.	5.000	01/01/28	2,890	3,116,407
Grant Anticipation Rev. Vehicle, Series 1-A	5.000	12/15/28	800	890,863

Ohio Wtr. Dev. Auth. Rev., Rfdg.	5.000	06/01/46	9,280	10,086,910
				39,869,212

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 0.6%
Oklahoma Tpke. Auth. Rev., Series A	5.000%	01/01/42	3,000	$3,099,784
Stillwater Util. Auth. Rev., Series A	5.000	10/01/39	1,865	1,902,666
				5,002,450
Oregon 0.2%
Oregon Hlth. & Science Univ. Rev., Series B-1, Rfdg. (Mandatory put date 02/01/30)	5.000(cc)	07/01/46	2,000	2,204,873
Pennsylvania 5.9%
Allegheny Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	01/01/27	2,000	2,080,061
Bucks Cnty. Indl. Dev. Auth. Rev., Grand View Hosp. Proj.	5.000	07/01/25	350	348,647
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	2,405	2,476,877
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	2,280	2,451,642
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,170	1,249,342

Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	2,290	2,533,063
Geisinger Auth. Rev., Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,100	1,140,995
Gen. Auth. of Southcentral Pennsylvania Rev., Wellspan Hlth. Oblig. Grp., Series A, Rfdg. (Pre-refunded date 06/01/24)(ee)	5.000	06/01/44	3,000	3,047,272
Lehigh Cnty. Gen. Purp. Auth. Rev., Lehigh Vlly. Academy Regl. Chrt. Sch.	4.000	06/01/57	1,445	1,122,369
Luzerne Cnty. Indl. Dev. Auth. Rev., Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,120,291
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
The Penndot Major Bridges Package One Proj., P3 Proj., AGM, AMT	5.500	06/30/42	3,025	3,267,463
Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,138,910

Pennsylvania Higher Edl. Facs. Auth. Rev., Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,245	2,344,455
Pennsylvania St. Univ. Rev., Series A	5.000	09/01/41	2,400	2,488,571

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Commn. Rev.,
Series A	5.000%	12/01/38	1,000	$1,017,890
Series A	5.000	12/01/49	2,150	2,247,025
Series A-1, Rfdg.	5.000	12/01/40	1,635	1,668,359
Series A-2, Rfdg.	5.000	12/01/28	870	940,418
Series B	5.000	12/01/45	7,145	7,294,475
Sub. Series A-1	5.000	12/01/25	1,425	1,476,992
Sub. Series B, Rfdg.	5.000	06/01/29	1,985	2,078,512
Sub. Series B-1	5.250	06/01/47	2,000	2,055,817

Philadelphia Arpt. Rev., Priv. Activ., Rfdg., AMT	5.000	07/01/27	1,125	1,172,001
Philadelphia Auth. for Indl. Dev. Rev., Children’s Hosp. Proj., Rfdg.	4.000	07/01/37	1,075	1,078,128
Philadelphia Gas Wks. Co. Rev.,
16th Series A, AGM	5.000	08/01/28	625	680,648
16th Series A, AGM	5.000	08/01/29	1,000	1,104,876

Philadelphia Wtr. & Wstewtr. Rev., Series A	5.000	11/01/27	1,180	1,268,362
Univ. of Pittsburgh Comnwlth. Sys. of Higher Ed. Rev., Rfdg.	4.000	04/15/26	2,395	2,445,485
				53,338,946
Puerto Rico 2.5%
Puerto Rico Comnwlth., Restructured, Series A, GO, CABS	4.619(t)	07/01/24	12,170	11,580,952
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.500	07/01/34	848	845,767
Restructured, Series A-1	4.750	07/01/53	4,413	4,056,741
Series A-1, CABS	4.228(t)	07/01/24	1,131	1,080,753
Series A-1, CABS	4.482(t)	07/01/27	6,342	5,291,271
				22,855,484
Rhode Island 1.0%
Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev., Clg. & Univ. Rev.	5.250	08/15/43	3,965	4,211,171
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/24	680	688,719
Series A, Rfdg.	5.000	06/01/40	4,350	4,324,275
				9,224,165

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
South Carolina 1.1%
South Carolina Ports Auth. Rev., AMT	4.000%	07/01/45	1,000	$942,554
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,034,509
Series A, Rfdg.	5.000	12/01/29	1,300	1,332,637
Series A, Rfdg.	5.000	12/01/31	4,595	5,017,083
				10,326,783
South Dakota 0.1%
Edl. Enhancement Fdg. Corp. Rev., Series B, Rfdg. (Pre-refunded date 06/01/23)(ee)	5.000	06/01/27	1,000	1,000,000
Tennessee 1.5%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	830	848,968
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	770	812,864
Tennessee Energy Acq. Corp. Gas Rev.,
Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	9,750	9,658,964
Series A	5.250	09/01/26	2,605	2,651,070
				13,971,866
Texas 7.0%
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	2,500	2,537,667
Central Texas Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	2,000	2,028,002
Series C	5.000	01/01/27	800	832,114
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/40	1,395	1,444,235
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,034,794
Sr. Lien, Series D, Rfdg.	5.000	01/01/29	1,085	1,170,418
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,004,503
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,011,460

Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,010	1,030,728
Dallas Independent Sch. Dist., GO, Rfdg., PSFG	5.000	02/15/48	3,000	3,248,253

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000%	11/01/27	1,455	$1,569,894
Series A, Rfdg.	5.000	11/01/26	1,375	1,457,832
Series B, Rfdg.	5.000	11/01/26	1,475	1,563,561

Grand Parkway Trans. Corp. Rev., 1st Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,004,471
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Med. Facs. Mtg., Baylor Clg. of Medicine, Series A, Rfdg. (Mandatory put date 07/01/24)	4.174(cc)	11/15/46	2,000	2,001,193
Mem. Hermann Hlth. Sys., Series C-3, Rfdg. (Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,380	2,483,146
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,285	1,311,689
Harris Cnty. Toll Road Auth. Rev.,
1st Lien, Series A, Rfdg.	5.000	08/15/29	1,710	1,917,371
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	5,040	5,282,301
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	2,000	2,145,209
LCRA Transmn. Svcs. Corp. Proj., Series A, Rfdg.	6.000	05/15/52	1,500	1,707,093
Series B, Rfdg., AGM	5.000	05/15/28	1,130	1,241,328

Matagorda Cnty. Navigation Dist. No. 1 Rev., Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900(cc)	05/01/30	1,250	1,234,359
North Texas Twy. Auth. Rev.,
1st Tier Bonds, Series A, Rfdg.	5.000	01/01/25	1,925	1,967,516
1st Tier, Series A, Rfdg.	5.000	01/01/28	1,180	1,226,521
2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,289,994
2nd Tier, Series B, Rfdg.	5.000	01/01/27	1,640	1,743,099
2nd Tier, Series B, Rfdg.	5.000	01/01/28	1,495	1,619,077
Series A, Rfdg.	5.000	01/01/30	1,765	1,839,734
Series B, Rfdg.	5.000	01/01/45	2,000	2,033,739

Permanent Univ. Fd. Univ. of Texas Sys. Rev., Series A, Rfdg.	5.000	07/01/40	3,000	3,353,500
Tarrant Cnty. Cultrl. Edu. Facs. Fin. Corp. Rev., Christus Hlth. Series A (Mandatory put date 07/01/32)	5.000(cc)	07/01/53	3,000	3,366,616
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	6.750	06/30/43	500	501,910
Sr. Lien, NTE Mobility Partners, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,505,308

Texas St. Rev., Mobility Fund, Series B, GO, Rfdg.	5.000	10/01/36	1,870	1,957,341
				63,665,976

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Utah 2.2%
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000%	07/01/23	2,000	$2,001,292
Series A, AMT	5.000	07/01/28	2,070	2,180,739
Series A, AMT	5.250	07/01/48	2,000	2,052,450
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,305	2,428,437
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	6,900	7,242,775

Utah Telecommunication Open Infrast. Agcy. Rev., Rfdg.	5.500	06/01/40	3,210	3,618,825
				19,524,518
Virginia 1.0%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys., Series A, Rfdg.	4.000	05/15/48	2,550	2,402,876
Hampton Roads Trans. Accountability Commn. Rev., BANS, Sr. Lien, Series A(ee)	5.000	07/01/26	4,160	4,394,047
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	1,750	1,730,386
Wise Cnty. Indl. Dev. Auth. Rev., VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	724,083
				9,251,392
Washington 2.6%
King Cnty., Series A, GO	5.000	01/01/28	1,000	1,090,581
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	8,145	8,450,220
Series A, AMT	5.000	05/01/43	1,675	1,716,091

Univ. of Washington Rev., Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,460	1,658,835
Washington Econ. Dev. Fin. Auth. Rev., Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	1,995,578
Washington Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	670	689,627
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	2,664,408

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington (cont’d.)
Washington St. Rev.,
Series 2020A, GO	5.000%	08/01/42	3,000	$3,232,696
Var. Purp., Series A, GO	5.000	08/01/42	2,000	2,132,195
				23,630,231
West Virginia 0.2%
West Virginia Parkways Auth. Rev., Sr. Turnpike Toll Rev.	5.000	06/01/39	1,750	1,871,800
Wisconsin 0.7%
Pub. Fin. Auth. Rev., Providence St. Joseph Hlth., Series C, Rfdg. (Mandatory put date 10/01/30)	4.000(cc)	10/01/41	1,500	1,488,910
Wisconsin Dept. of Trans. Rev., Series 1, Rfdg.(hh)	5.000	07/01/29	3,000	3,235,972
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,500	1,437,455
				6,162,337

Total Municipal Bonds (cost $909,931,576)				878,939,851

	Shares
Unaffiliated Exchange-Traded Fund 1.0%
iShares National Muni Bond ETF (cost $9,650,132)	90,603	9,637,441

Total Long-Term Investments (cost $919,581,708)				888,577,292

Short-Term Investment 2.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $19,939,756)(wb)		19,939,756	19,939,756

TOTAL INVESTMENTS 100.0% (cost $939,521,464)				908,517,048
Liabilities in excess of other assets(z) (0.0)%				(259,064)

Net Assets 100.0%				$908,257,984

PGIM National Muni Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETF—Exchange-Traded Fund
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
210	20 Year U.S. Treasury Bonds	Sep. 2023	$26,952,188	$(213,843)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).